GOODWILL AND INTANGIBLE ASSETS, NET - Amortization of Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	$ (750,484)
Amortization expense	(192,307)	$ (144,517)	$ (186,562)
Intangible assets other than goodwill	(589,855)	(750,484)
Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	1,439,354	1,201,496
Reclassification to assets held for sale	(309,151)
Write off	(151,802)	(76,876)
Amortization expense	192,307	170,140
Foreign currency translation adjustment	(114,856)	144,594
Intangible assets other than goodwill	1,055,852	1,439,354	1,201,496
Trademarks
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	0
Intangible assets other than goodwill		0
Trademarks | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	26,067	22,596
Foreign currency translation adjustment	(3,855)	3,471
Intangible assets other than goodwill	22,212	26,067	22,596
Licenses, software and computer applications
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	(748,060)
Intangible assets other than goodwill	(588,204)	(748,060)
Licenses, software and computer applications | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	907,389	741,765
Reclassification to assets held for sale	(309,151)
Write off	(151,802)	(76,876)
Amortization expense	191,193	168,647
Foreign currency translation adjustment	(36,102)	73,853
Intangible assets other than goodwill	601,527	907,389	741,765
Client relationships
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	(2,424)
Intangible assets other than goodwill	(1,651)	(2,424)
Client relationships | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets other than goodwill	505,898	437,135
Amortization expense	1,114	1,493
Foreign currency translation adjustment	(74,899)	67,270
Intangible assets other than goodwill	$ 432,113	$ 505,898	$ 437,135